Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
National Presto Industries Inc.	1,986	$170,975
Park Aerospace Corp.	7,362	125,080

		296,055

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings Inc.(a)	2,597	56,952
Forward Air Corp.	11,696	809,013
Hub Group Inc., Class A(a)(b)	13,729	628,788

		1,494,753

Airlines — 0.2%
Hawaiian Holdings Inc.	4,883	139,703
SkyWest Inc.	5,233	311,625

		451,328

Auto Components — 0.4%
Garrett Motion Inc.(a)	29,998	284,981
Standard Motor Products Inc.	8,185	428,567
Stoneridge Inc.(a)	10,962	338,506

		1,052,054

Banks — 1.8%
Arrow Financial Corp.	5,448	191,334
Camden National Corp.	6,320	280,039
Central Pacific Financial Corp.	8,547	247,179
Community Trust Bancorp. Inc.	6,481	283,933
Financial Institutions Inc.	5,554	174,562
First BanCorp./Puerto Rico	85,832	902,953
First Community Bankshares Inc.	5,851	186,237
First Financial Corp./IN	3,992	175,129
Great Southern Bancorp. Inc.	4,438	268,144
Hanmi Financial Corp.	11,501	221,394
HomeTrust Bancshares Inc.	7,148	190,852
Independent Bank Corp./MI	8,622	194,081
Nicolet Bankshares Inc.(a)	3,473	239,568
OFG Bancorp.	20,419	414,710
Peoples Bancorp. Inc./OH	6,782	221,839
Popular Inc.	8,443	459,806
Republic Bancorp. Inc./KY, Class A	4,173	185,573

		4,837,333

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,361	1,258,560

Biotechnology — 2.5%
Anika Therapeutics Inc.(a)	5,761	405,517
Arrowhead Pharmaceuticals Inc.(a)	34,442	1,379,402
BioSpecifics Technologies Corp.(a)	2,202	106,643
CareDx Inc.(a)	15,098	395,718
Eagle Pharmaceuticals Inc./DE(a)	4,527	283,843
Enanta Pharmaceuticals Inc.(a)	5,910	359,801
Genomic Health Inc.(a)	10,495	699,807
Krystal Biotech Inc.(a)(b)	3,204	131,588
Myriad Genetics Inc.(a)	29,764	1,002,154
PDL BioPharma Inc.(a)	59,299	167,223
United Therapeutics Corp.(a)	17,763	1,595,828
Veracyte Inc.(a)	13,329	305,634

		6,833,158

Building Products — 0.5%
Apogee Enterprises Inc.	10,465	392,856
Armstrong Flooring Inc.(a)	8,512	52,264
Continental Building Products Inc.(a)	14,426	431,482

Security	Shares	Value

Building Products (continued)
CSW Industrials Inc.	6,107	$422,726
Insteel Industries Inc.	7,419	141,480

		1,440,808

Capital Markets — 3.5%
Artisan Partners Asset Management Inc., Class A	20,866	570,685
Ashford Inc.(a)	52	1,243
BrightSphere Investment Group PLC(a)	31,701	311,304
Cohen & Steers Inc.	9,497	621,484
Cowen Inc., Class A(a)	11,033	165,164
Diamond Hill Investment Group Inc.	1,351	190,302
Donnelley Financial Solutions Inc.(a)	13,168	148,798
Evercore Inc., Class A	16,652	1,226,253
Federated Investors Inc., Class B	38,897	1,242,370
GAMCO Investors Inc., Class A	2,430	38,297
Houlihan Lokey Inc.	8,711	411,682
Janus Henderson Group PLC	65,811	1,522,208
Legg Mason Inc.	34,747	1,294,673
Moelis & Co., Class A	18,506	660,294
Piper Jaffray Companies	5,650	443,751
Pzena Investment Management Inc., Class A	6,852	56,872
Victory Capital Holdings Inc., Class A	5,284	82,219
Waddell & Reed Financial Inc., Class A	31,010	513,526
Westwood Holdings Group Inc.	3,051	92,232

		9,593,357

Chemicals — 1.3%
AdvanSix Inc.(a)	11,763	267,726
Chase Corp.	3,050	357,307
FutureFuel Corp.	10,587	130,538
Innospec Inc.	9,928	907,022
Quaker Chemical Corp.	5,418	828,304
Stepan Co.	8,232	804,431
Tredegar Corp.	10,782	214,346

		3,509,674

Commercial Services & Supplies — 2.1%
ACCO Brands Corp.	41,423	379,020
Brady Corp., Class A, NVS	19,957	1,124,377
Ennis Inc.	10,614	207,928
Heritage-Crystal Clean Inc.(a)	6,351	168,556
HNI Corp.	17,669	671,422
Kimball International Inc., Class B, NVS	14,772	300,758
Knoll Inc.	20,216	540,576
McGrath RentCorp.	9,825	749,746
SP Plus Corp.(a)	9,232	407,777
Steelcase Inc., Class A	35,430	618,962
Viad Corp.	8,207	500,791
VSE Corp.	3,511	134,893

		5,804,806

Communications Equipment — 1.0%
Ciena Corp.(a)	59,476	2,207,749
Harmonic Inc.(a)	35,365	275,140
NETGEAR Inc.(a)(b)	12,770	346,961

		2,829,850

Construction & Engineering — 1.4%
Arcosa Inc.	17,829	684,812
Construction Partners Inc., Class A(a)(b)	4,820	82,518
Great Lakes Dredge & Dock Corp.(a)	22,905	246,229
MYR Group Inc.(a)	6,730	231,579
Quanta Services Inc.	57,436	2,415,184

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Tutor Perini Corp.(a)(b)	16,284	$251,914

		3,912,236

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	903	79,915

Consumer Finance — 0.7%
Encore Capital Group Inc.(a)	10,640	353,142
EZCORP Inc., Class A, NVS(a)(b)	21,167	111,338
Navient Corp.	89,393	1,230,942
World Acceptance Corp.(a)	2,926	303,748

		1,999,170

Containers & Packaging — 0.1%
Myers Industries Inc.	12,926	218,837

Distributors — 0.2%
Core-Mark Holding Co. Inc.	18,568	566,695

Diversified Consumer Services — 0.4%
American Public Education Inc.(a)	6,670	144,872
Career Education Corp.(a)	28,275	400,374
K12 Inc.(a)	15,493	306,607
Regis Corp.(a)	11,442	235,705

		1,087,558

Diversified Telecommunication Services — 0.5%
Bandwidth Inc.(a)(b)	6,028	338,472
Iridium Communications Inc.(a)	41,036	1,004,151

		1,342,623

Electric Utilities — 1.8%
El Paso Electric Co.	16,528	1,102,583
MGE Energy Inc.	14,082	1,084,877
Otter Tail Corp.	14,527	823,391
Portland General Electric Co.	36,266	2,062,810

		5,073,661

Electrical Equipment — 0.2%
Encore Wire Corp.	8,482	476,688

Electronic Equipment, Instruments & Components — 7.2%
Anixter International Inc.(a)	12,824	1,061,186
AVX Corp.	20,523	314,412
Badger Meter Inc.	11,828	683,658
Benchmark Electronics Inc.	15,689	531,857
CTS Corp.	12,634	337,075
Daktronics Inc.	15,433	105,870
Dolby Laboratories Inc., Class A	26,157	1,682,680
ePlus Inc.(a)	5,517	431,043
Fabrinet(a)(b)	14,970	841,763
Insight Enterprises Inc.(a)	14,423	885,284
KEMET Corp.	22,300	484,802
Kimball Electronics Inc.(a)	10,378	154,217
Knowles Corp.(a)	36,647	790,842
Methode Electronics Inc.	15,024	516,826
MTS Systems Corp.	4,765	269,127
National Instruments Corp.	51,178	2,118,258
Novanta Inc.(a)	13,495	1,201,730
OSI Systems Inc.(a)	6,975	692,199
PC Connection Inc.	4,826	235,702
Plexus Corp.(a)	12,558	928,539
Rogers Corp.(a)	7,488	1,014,474
Sanmina Corp.(a)	27,799	854,263
ScanSource Inc.(a)	10,416	336,437

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)	15,158	$1,841,697
TTM Technologies Inc.(a)(b)	37,100	434,441
Vishay Intertechnology Inc.	53,713	1,082,317
Vishay Precision Group Inc.(a)	4,299	146,381

		19,977,080

Energy Equipment & Services — 0.4%
DMC Global Inc.	6,041	270,275
Matrix Service Co.(a)	10,882	204,146
Newpark Resources Inc.(a)	36,586	219,516
ProPetro Holding Corp.(a)	34,508	267,437

		961,374

Entertainment — 1.6%
Glu Mobile Inc.(a)	46,554	276,065
IMAX Corp.(a)	22,475	479,841
Marcus Corp. (The)	8,268	298,475
Rosetta Stone Inc.(a)	8,359	160,159
World Wrestling Entertainment Inc., Class A	19,069	1,068,627
Zynga Inc., Class A(a)	338,436	2,088,150

		4,371,317

Equity Real Estate Investment Trusts (REITs) — 7.7%
Braemar Hotels & Resorts Inc.	11,147	102,887
Chatham Lodging Trust	18,869	340,585
Community Healthcare Trust Inc.	7,246	350,851
CoreCivic Inc.	48,208	735,654
CorEnergy Infrastructure Trust Inc.	5,201	250,532
DiamondRock Hospitality Co.	81,812	816,484
Equity Commonwealth	49,387	1,589,274
Essential Properties Realty Trust Inc.	18,718	480,304
Getty Realty Corp.	14,113	473,350
Industrial Logistics Properties Trust	26,436	561,501
Innovative Industrial Properties Inc.	3,764	286,064
Lexington Realty Trust	85,919	934,799
LTC Properties Inc.	16,108	835,200
Medical Properties Trust Inc.	150,563	3,121,171
One Liberty Properties Inc.	5,908	167,846
Park Hotels & Resorts Inc.	97,375	2,263,969
Piedmont Office Realty Trust Inc., Class A	51,021	1,144,911
PS Business Parks Inc.	8,338	1,505,426
Retail Value Inc.	5,999	219,623
Sunstone Hotel Investors Inc.	92,722	1,252,674
Universal Health Realty Income Trust	5,304	632,396
Urstadt Biddle Properties Inc., Class A	12,124	294,977
Washington Prime Group Inc.	55,905	235,919
Weingarten Realty Investors	49,527	1,571,492
Xenia Hotels & Resorts Inc.	45,758	963,206

		21,131,095

Food & Staples Retailing — 0.4%
Chefs’ Warehouse Inc. (The)(a)(b)	9,020	298,788
Ingles Markets Inc., Class A	5,171	203,893
SpartanNash Co.	14,604	191,239
United Natural Foods Inc.(a)(b)	20,698	155,235
Village Super Market Inc., Class A	3,452	91,478
Weis Markets Inc.	6,558	252,417

		1,193,050

Food Products — 0.4%
Freshpet Inc.(a)	12,992	678,962
John B Sanfilippo & Son Inc.	3,384	359,110

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Landec Corp.(a)	10,103	$99,515

		1,137,587

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	6,652	630,610
National Fuel Gas Co.	31,546	1,429,349
Star Group LP	20,059	186,348

		2,246,307

Health Care Equipment & Supplies — 7.4%
AngioDynamics Inc.(a)	15,087	230,831
Atrion Corp.	600	506,058
Avanos Medical Inc.(a)(b)	19,266	848,475
Cardiovascular Systems Inc.(a)	14,147	629,824
CONMED Corp.	11,437	1,258,299
CryoLife Inc.(a)	12,872	288,976
Glaukos Corp.(a)(b)	13,953	890,620
Globus Medical Inc., Class A(a)	30,920	1,619,280
Haemonetics Corp.(a)	20,719	2,501,405
Heska Corp.(a)(b)	2,789	225,965
Integer Holdings Corp.(a)	11,787	912,785
Lantheus Holdings Inc.(a)	15,624	325,760
LeMaitre Vascular Inc.	6,761	233,931
Masimo Corp.(a)	20,523	2,992,048
Meridian Bioscience Inc.	17,261	168,985
Merit Medical Systems Inc.(a)	22,275	460,090
Mesa Laboratories Inc.	1,412	321,583
Novocure Ltd.(a)	26,920	1,928,549
OraSure Technologies Inc.(a)	24,891	212,569
Orthofix Medical Inc.(a)	7,724	324,640
Quidel Corp.(a)(b)	14,423	820,669
STAAR Surgical Co.(a)(b)	13,439	440,530
Surmodics Inc.(a)	5,479	260,307
Tactile Systems Technology Inc.(a)	6,463	293,550
Tandem Diabetes Care Inc.(a)	21,101	1,299,400
Varex Imaging Corp.(a)(b)	15,486	464,735

		20,459,864

Health Care Providers & Services — 5.6%
Addus HomeCare Corp.(a)	4,510	379,787
Amedisys Inc.(a)	13,002	1,671,017
AMN Healthcare Services Inc.(a)(b)	19,038	1,118,673
BioTelemetry Inc.(a)(b)	13,606	535,532
Chemed Corp.	6,486	2,554,900
CorVel Corp.(a)	4,155	328,744
Cross Country Healthcare Inc.(a)(b)	14,726	159,188
Encompass Health Corp.	35,227	2,255,233
Ensign Group Inc. (The)	20,338	859,281
Hanger Inc.(a)	13,581	307,066
LHC Group Inc.(a)	11,725	1,301,123
Magellan Health Inc.(a)	9,174	595,393
National HealthCare Corp.	4,636	380,987
National Research Corp.	5,025	288,586
Pennant Group Inc. (The)(a)	10,167	182,904
Providence Service Corp. (The)(a)(b)	4,685	299,231
RadNet Inc.(a)	17,062	266,508
Tenet Healthcare Corp.(a)(b)	35,452	898,354
Tivity Health Inc.(a)	19,158	310,551
Triple-S Management Corp., Class B(a)	9,322	141,042
U.S. Physical Therapy Inc.	5,152	728,853

		15,562,953

Security	Shares	Value

Health Care Technology — 1.3%
Computer Programs & Systems Inc.	5,397	$124,509
HealthStream Inc.(a)	10,483	294,153
HMS Holdings Corp.(a)	34,642	1,132,447
Inspire Medical Systems Inc.(a)	4,749	289,594
NextGen Healthcare Inc.(a)	19,666	332,454
Omnicell Inc.(a)	16,575	1,166,714
Vocera Communications Inc.(a)(b)	11,886	236,769

		3,576,640

Hotels, Restaurants & Leisure — 0.6%
BJ’s Restaurants Inc.	8,541	338,138
Brinker International Inc.	15,234	677,151
Chuy’s Holdings Inc.(a)(b)	6,886	167,812
Monarch Casino & Resort Inc.(a)(b)	4,894	211,372
Ruth’s Hospitality Group Inc.	11,890	244,696

		1,639,169

Household Durables — 0.6%
Beazer Homes USA Inc.(a)	12,403	186,169
Ethan Allen Interiors Inc.	10,258	202,185
iRobot Corp.(a)(b)	11,293	542,742
La-Z-Boy Inc.	18,953	673,021

		1,604,117

Industrial Conglomerates — 0.2%
Raven Industries Inc.	14,606	509,457

Insurance — 2.9%
Ambac Financial Group Inc.(a)	18,373	376,646
American National Insurance Co.	3,268	392,095
Assured Guaranty Ltd.	42,126	1,976,552
Crawford & Co., Class A, NVS	6,786	71,864
eHealth Inc.(a)(b)	6,760	466,710
Employers Holdings Inc.	8,069	341,641
First American Financial Corp.	45,283	2,797,584
Greenlight Capital Re Ltd., Class A(a)(b)	11,545	124,686
HCI Group Inc.	2,875	120,894
Heritage Insurance Holdings Inc.	9,725	129,537
Independence Holding Co.	2,089	81,680
National Western Life Group Inc., Class A	976	266,058
Stewart Information Services Corp.	7,884	322,613
Third Point Reinsurance Ltd.(a)	30,360	288,116
Universal Insurance Holdings Inc.	13,391	363,030

		8,119,706

Interactive Media & Services — 0.1%
Care.com Inc.(a)	11,539	134,776
QuinStreet Inc.(a)	17,197	220,637

		355,413

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(a)	10,128	144,425
Duluth Holdings Inc., Class B(a)	7,660	70,778
PetMed Express Inc.	8,398	196,639
Shutterstock Inc.(a)	7,820	317,336

		729,178

IT Services — 3.4%
CACI International Inc., Class A(a)	10,101	2,260,099
CSG Systems International Inc.	13,399	772,318
EVERTEC Inc.	24,992	764,505
Hackett Group Inc. (The)	10,195	172,398
Limelight Networks Inc.(a)	46,411	195,854
LiveRamp Holdings Inc.(a)(b)	26,333	1,029,357
MAXIMUS Inc.	25,917	1,988,871

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
NIC Inc.	27,070	$636,686
Perficient Inc.(a)	13,477	528,298
Sykes Enterprises Inc.(a)(b)	16,508	510,015
TTEC Holdings Inc.	6,554	310,463
Unisys Corp.(a)	20,730	212,690

		9,381,554

Leisure Products — 0.2%
Marine Products Corp.	3,505	47,037
MasterCraft Boat Holdings Inc.(a)	7,554	118,976
Sturm Ruger & Co. Inc.	7,074	323,706

		489,719

Life Sciences Tools & Services — 1.7%
Bruker Corp.	41,520	1,847,640
Codexis Inc.(a)	20,797	281,176
Fluidigm Corp.(a)	27,828	136,914
Luminex Corp.	16,296	333,987
Medpace Holdings Inc.(a)	11,599	854,034
NanoString Technologies Inc.(a)	13,124	296,602
NeoGenomics Inc.(a)	36,494	836,807

		4,587,160

Machinery — 1.0%
Alamo Group Inc.	4,052	433,807
Briggs & Stratton Corp.	16,984	125,172
Gorman-Rupp Co. (The)	7,410	273,725
Meritor Inc.(a)	30,487	671,628
Omega Flex Inc.	1,221	113,370
Park-Ohio Holdings Corp.	3,330	102,431
TriMas Corp.(a)	18,612	601,540
Wabash National Corp.	22,353	318,754

		2,640,427

Media — 2.7%
AMC Networks Inc., Class A(a)	18,301	797,009
Entravision Communications Corp., Class A	26,048	73,976
Fluent Inc.(a)	15,190	35,393
Gannett Co. Inc.	46,497	504,492
Hemisphere Media Group Inc.(a)	7,124	91,971
John Wiley & Sons Inc., Class A	18,573	855,658
MSG Networks Inc., Class A(a)	24,838	402,624
National CineMedia Inc.	25,543	214,433
New Media Investment Group Inc.	22,560	198,754
New York Times Co. (The), Class A	37,398	1,155,598
Scholastic Corp., NVS	12,276	472,626
Sinclair Broadcast Group Inc., Class A	27,011	1,076,118
TechTarget Inc.(a)	9,596	234,142
TEGNA Inc.	87,463	1,314,569
Tribune Publishing Co.	6,462	57,900

		7,485,263

Metals & Mining — 2.1%
Carpenter Technology Corp.	19,249	943,586
Kaiser Aluminum Corp.	6,536	699,875
Materion Corp.	8,222	467,338
Reliance Steel & Aluminum Co.	27,250	3,162,090
Schnitzer Steel Industries Inc., Class A	10,899	232,585
Warrior Met Coal Inc.	18,804	366,302

		5,871,776

Mortgage Real Estate Investment — 1.4%
AG Mortgage Investment Trust Inc.	13,081	204,587
Anworth Mortgage Asset Corp.	39,725	135,859

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Arbor Realty Trust Inc.	25,316	$345,817
Ares Commercial Real Estate Corp.	10,514	162,967
Arlington Asset Investment Corp., Class A	11,473	66,314
Dynex Capital Inc.	7,518	121,491
Exantas Capital Corp.	12,860	151,234
Ladder Capital Corp.	30,539	527,408
MFA Financial Inc.	183,000	1,388,970
PennyMac Mortgage Investment Trust(c)	25,341	580,055
Western Asset Mortgage Capital Corp.	21,578	216,643

		3,901,345

Multi-Utilities — 0.7%
NorthWestern Corp.	20,455	1,483,397
Unitil Corp.	6,031	375,550

		1,858,947

Multiline Retail — 0.2%
Big Lots Inc.	16,230	351,704
Dillard’s Inc., Class A(b)	4,567	315,032

		666,736

Oil, Gas & Consumable Fuels — 1.1%
Arch Coal Inc., Class A	6,828	538,661
Berry Petroleum Corp.	26,609	249,859
Bonanza Creek Energy Inc.(a)	6,220	110,840
CONSOL Energy Inc.(a)(b)	11,148	147,488
Contura Energy Inc.(a)	7,751	177,808
Gran Tierra Energy Inc.(a)	157,245	169,825
Northern Oil and Gas Inc.(a)	84,531	165,681
Peabody Energy Corp.	30,787	324,187
Penn Virginia Corp.(a)	4,265	101,507
Renewable Energy Group Inc.(a)	15,151	247,567
REX American Resources Corp.(a)(b)	2,313	187,168
SandRidge Energy Inc.(a)(b)	12,238	53,602
Southwestern Energy Co.(a)	219,901	450,797
W&T Offshore Inc.(a)	39,993	161,172

		3,086,162

Paper & Forest Products — 1.0%
Domtar Corp.	25,560	930,128
Louisiana-Pacific Corp.	54,999	1,607,621
Resolute Forest Products Inc.	23,688	85,750
Verso Corp., Class A(a)	14,037	205,502

		2,829,001

Personal Products — 0.3%
Medifast Inc.	4,822	534,953
USANA Health Sciences Inc.(a)	5,029	372,699

		907,652

Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals Inc.(a)	14,013	270,661
ANI Pharmaceuticals Inc.(a)	3,604	281,508
Assertio Therapeutics Inc.(a)	26,774	21,154
Corcept Therapeutics Inc.(a)	41,945	611,978
Innoviva Inc.(a)	28,690	333,378
Mallinckrodt PLC(a)(b)	33,679	106,426
Phibro Animal Health Corp., Class A	8,045	192,758

		1,817,863

Professional Services — 1.8%
Barrett Business Services Inc.	2,991	262,400
CBIZ Inc.(a)	21,252	581,667
Exponent Inc.	18,497	1,175,114
Forrester Research Inc.	3,774	130,128

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Heidrick & Struggles International Inc.	7,712	$219,484
ICF International Inc.	7,644	655,014
Kelly Services Inc., Class A, NVS	12,928	310,401
Kforce Inc.	9,429	385,740
Korn Ferry	22,043	808,758
Resources Connection Inc.	12,244	179,375
TrueBlue Inc.(a)	16,240	371,896

		5,079,977

Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA(a)	2,635	46,903
Forestar Group Inc.(a)	4,263	80,059
FRP Holdings Inc.(a)(b)	2,845	147,314
Marcus & Millichap Inc.(a)	9,439	337,161
RE/MAX Holdings Inc., Class A	7,211	241,208
Realogy Holdings Corp.	45,994	362,433
RMR Group Inc. (The), Class A	2,458	118,967

		1,334,045

Road & Rail — 1.0%
ArcBest Corp.	10,371	299,618
Covenant Transportation Group Inc., Class A(a)(b)	5,169	79,448
Heartland Express Inc.(b)	18,262	381,676
Marten Transport Ltd.	16,557	358,625
Saia Inc.(a)	10,500	936,600
Universal Logistics Holdings Inc.	3,434	64,748
Werner Enterprises Inc.	18,601	678,936
YRC Worldwide Inc.(a)(b)	12,949	43,379

		2,843,030

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Energy Industries Inc.(a)(b)	15,520	917,232
Alpha & Omega Semiconductor Ltd.(a)	7,725	100,888
Amkor Technology Inc.(a)	43,793	544,347
Axcelis Technologies Inc.(a)	13,157	252,220
Cabot Microelectronics Corp.	11,762	1,777,473
Cirrus Logic Inc.(a)	24,026	1,632,807
Cree Inc.(a)	24,769	1,182,224
Diodes Inc.(a)(b)	17,864	833,356
FormFactor Inc.(a)	30,255	660,467
Kulicke & Soffa Industries Inc.	26,868	637,981
Lattice Semiconductor Corp.(a)	50,786	994,898
Mellanox Technologies Ltd.(a)	18,725	2,110,307
NVE Corp.	1,955	121,699
Onto Innovation Inc.(a)(b)	19,493	627,688
PDF Solutions Inc.(a)	11,146	180,119
Photronics Inc.(a)	27,179	320,712
Power Integrations Inc.	11,741	1,069,723
SMART Global Holdings Inc.(a)(b)	4,144	123,077
Synaptics Inc.(a)	13,978	588,614
Teradyne Inc.	72,815	4,457,734

		19,133,566

Software — 3.9%
Agilysys Inc.(a)	8,126	204,694
Alarm.com Holdings Inc.(a)	14,624	722,426
Aspen Technology Inc.(a)	28,294	3,256,922
Avaya Holdings Corp.(a)(b)	44,968	543,663
Bottomline Technologies DE Inc.(a)	17,547	718,550
ChannelAdvisor Corp.(a)	10,479	98,607
LivePerson Inc.(a)	24,675	1,012,909
Manhattan Associates Inc.(a)	26,414	1,979,729
OneSpan Inc.(a)	13,073	244,596

Security	Shares	Value

Software (continued)
Progress Software Corp.	18,343	$731,519
SPS Commerce Inc.(a)	14,430	761,471
Workiva Inc.(a)(b)	12,036	501,540

		10,776,626

Specialty Retail — 5.6%
Aaron’s Inc.	27,299	2,045,514
Abercrombie & Fitch Co., Class A	26,748	433,050
American Eagle Outfitters Inc.	68,087	1,047,178
America’s Car-Mart Inc./TX(a)	2,579	234,663
Bed Bath & Beyond Inc.	55,847	765,104
Boot Barn Holdings Inc.(a)	11,508	403,355
Buckle Inc. (The)	11,950	249,994
Cato Corp. (The), Class A	9,281	162,325
Chico’s FAS Inc.	51,076	175,701
Children’s Place Inc. (The)	6,580	538,968
Citi Trends Inc.	4,953	88,411
Container Store Group Inc. (The)(a)(b)	7,892	33,304
Dick’s Sporting Goods Inc.	29,965	1,166,538
Foot Locker Inc.	45,861	1,995,412
GameStop Corp., Class A(b)	41,423	225,341
Genesco Inc.(a)	8,185	317,987
Group 1 Automotive Inc.	7,076	703,637
Guess? Inc.	22,989	385,066
Haverty Furniture Companies Inc.	7,323	132,839
Hibbett Sports Inc.(a)	7,428	177,232
MarineMax Inc.(a)	9,278	143,345
Office Depot Inc.	219,763	452,712
Rent-A-Center Inc./TX	18,479	478,052
Sally Beauty Holdings Inc.(a)	48,973	759,082
Shoe Carnival Inc.	5,015	166,448
Sleep Number Corp.(a)(b)	12,400	596,688
Sonic Automotive Inc., Class A	9,399	302,930
Tailored Brands Inc.	20,207	93,761
Tile Shop Holdings Inc.	15,992	26,867
Urban Outfitters Inc.(a)(b)	27,896	800,615
Winmark Corp.	1,069	192,420
Zumiez Inc.(a)	8,295	264,693

		15,559,232

Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.(a)(b)	26,814	938,222
Deckers Outdoor Corp.(a)	11,835	1,809,571
Movado Group Inc.	6,526	170,002
Oxford Industries Inc.	6,887	474,239
Vera Bradley Inc.(a)(b)	9,784	105,276

		3,497,310

Thrifts & Mortgage Finance — 3.1%
Essent Group Ltd.	37,931	1,975,826
First Defiance Financial Corp.	8,205	253,699
MGIC Investment Corp.	144,470	1,980,684
NMI Holdings Inc., Class A(a)	26,985	789,311
Radian Group Inc.	86,718	2,176,622
TrustCo Bank Corp. NY	38,190	329,961
Walker & Dunlop Inc.	12,054	759,281
Waterstone Financial Inc.	10,295	191,796

		8,457,180
Tobacco — 0.2%
Turning Point Brands Inc.	3,588	74,882
Universal Corp./VA	10,143	555,836

		630,718

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.7%
Aircastle Ltd.	22,891	$623,093
CAI International Inc.(a)	7,243	172,166
H&E Equipment Services Inc.	13,043	442,680
Rush Enterprises Inc., Class A	11,471	501,168
Rush Enterprises Inc., Class B	1,501	64,423
Systemax Inc.	5,260	113,826
Titan Machinery Inc.(a)	7,618	126,459

		2,043,815

Water Utilities — 0.2%
Middlesex Water Co.	6,639	446,473

Wireless Telecommunication Services — 0.7%
Shenandoah Telecommunications Co.	19,127	615,124
Spok Holdings Inc.	7,456	88,726
Telephone & Data Systems Inc.	41,117	1,072,743
U.S. Cellular Corp.(a)	5,413	201,472

		1,978,065

Total Common Stocks — 99.6% (Cost: $271,731,306)		275,037,068

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	12,473,664	12,479,901

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	1,075,000	$1,075,000

		13,554,901

Total Short-Term Investments — 4.9% (Cost: $13,552,387)		13,554,901

Total Investments in Securities — 104.5% (Cost: $285,283,693)		288,591,969

Other Assets, Less Liabilities — (4.5)%		(12,414,044)

Net Assets — 100.0%		$276,177,925

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,813,414	1,660,250	(a)	—	12,473,664	$12,479,901	$48,710	(b)	$(431)	$116
BlackRock Cash Funds: Treasury, SL Agency Shares	779,000	296,000	(a)	—	1,075,000	1,075,000	9,608		—	—
PennyMac Mortgage Investment Trust	23,314	3,583		(1,556)	25,341	580,055	11,476		6,796	14,553

						$14,134,956	$69,794		$6,365	$14,669

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	8	12/20/19	$625	$6,692

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$323,802	$(4,582	)(b)	$332,333	0.1%
	JPMorgan Securities PLC	02/08/23	131,419	4,800	(c)	136,411	0.0%

			$455,221	$218		$468,744

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount includes $(13,113) of net dividends and financing fees.
(c)	Amount includes $(192) of net dividends, payable for referenced securities purchased and financing fees.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2019 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	2,188	$63,277	19.0%
First Bancorp Puerto Rico	1,660	17,463	5.2
Hanmi Financial Corp.	600	11,550	3.5
OFG Bancorp.	240	4,874	1.5

		97,164

Health Care Providers & Services
Magellan Health Inc.(a)	259	16,809	5.1

Insurance
Employers Holdings Inc.	4,128	174,780	52.6
Stewart Information Services Corp.	1,065	43,580	13.1

		218,360

Total Reference Entity — Long		332,333

Net Value of Reference Entity — Goldman Sachs & Co.		$332,333

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of October 31, 2019 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	991	$28,660	21.0%
First Bancorp Puerto Rico	783	8,237	6.0
Hanmi Financial Corp.	467	8,990	6.6
OFG Bancorp.	185	3,757	2.8

		49,644

Equity Real Estate Investment Trusts (REITs)
Essential Properties Realty Trust Inc.	44	1,129	0.8

Insurance
Employers Holdings Inc.	1,123	47,548	34.8
Stewart Information Services Corp.	689	28,194	20.7

		75,742

Semiconductors & Semiconductor Equipment
Photronics Inc(a)	42	496	0.4

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	1,088	9,400	6.9

Total Reference Entity — Long		136,411

Net Value of Reference Entity — JPMorgan Securities PLC		$136,411

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$275,037,068	$—	$—	$275,037,068
Money Market Funds	13,554,901	—	—	13,554,901

	$288,591,969	$—	$—	$288,591,969

Derivative financial instruments(a)
Assets
Futures Contracts	$6,692	$—	$—	$6,692
Swaps	—	4,800	—	4,800
Liabilities
Swaps	—	(4,582)	—	(4,582)

	$6,692	$218	$—	$6,910

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares